united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 8/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares		Value
	COMMON STOCKS - 97.8%
	AEROSPACE & DEFENSE - 0.4%
2,688	Harris Corp.	$568,270

	APPAREL & TEXTILE PRODUCTS - 1.2%
15,074	Capri Holdings Ltd.*	397,652
6,193	Cie Financiere Richemont SA	480,694
1,879	Swatch Group AG	509,131
6,053	VF Corp.	496,043
		1,883,520
	ASSET MANAGEMENT - 1.9%
11,312	E*TRADE Financial Corp.	472,163
15,127	Franklin Resources, Inc.	397,538
5,288	Groupe Bruxelles Lambert SA	494,757
24,218	Invesco Ltd.	380,223
233,711	Melrose Industries PLC	515,029
672	Partners Group Holding AG	545,098
		2,804,808
	AUTOMOTIVE - 1.2%
12,448	BorgWarner, Inc.	406,178
4,063	Cie Generale des Etablissements Michelin	427,751
16,770	Nokian Renkaat OYJ	459,853
17,296	Valeo SA	473,133
		1,766,915
	BANKING - 4.4%
72,602	Bank Hapoalim	532,576
74,482	Bank Leumi Le-Israel	507,973
74,744	Commerzbank AG *	424,647
9,186	Commonwealth Bank of Australia	489,246
44,371	Credit Agricole SA	507,693
33,060	Danske Bank A/S	435,553
81,162	Investec PLC	417,514
8,173	KBC Group NV	473,787
5,998	Macquarie Group Ltd.	500,457
4,600	mBank SA *	373,610
344,324	Metropolitan Bank & Trust Co.	468,954
135,094	Natixis SA	523,976
1,064	Nordea Bank ABP	6,647
31,608	People's United Financial, Inc.	454,207
22,308	Raiffeisen Bank International AG *	488,509
		6,605,349
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.2%
3,920	Alexion Pharmaceuticals, Inc. *	394,979
5,949	BioMarin Pharmaceutical, Inc. *	446,532
5,286	Celgene Corp. *	511,685

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.2%
5,936	Incyte Corp. *	$485,684
1,635	Regeneron Pharmaceuticals, Inc. *	474,232
7,290	Seattle Genetics, Inc. *	529,546
2,841	Vertex Pharmaceuticals, Inc. *	511,437
		3,354,095
	CHEMICALS - 5.8%
1,745,357	AKR Corporindo Tbk PT	525,391
5,600	Akzo Nobel NV	502,426
5,698	Arkema SA	500,488
4,704	Avery Dennison Corp.	543,641
10,637	Brenntag AG	513,425
11,183	CF Industries Holdings, Inc.	538,909
7,763	Croda International PLC	444,535
6,725	Eastman Chemical Co.	439,613
6,230	FMC Corp.	537,836
185	Givaudan SA	500,339
9,968	Imerys SA	407,257
98,341	Israel Chemicals Ltd.	443,972
12,900	Johnson Matthey PLC	457,169
27,699	K+S AG	438,183
5,941	LyondellBasell Industries NV	459,715
21,529	Mosaic Co.	395,918
4,491	PPG Industries, Inc.	497,558
1,123	Sherwin-Williams Co.	591,540
		8,737,915
	COMMERCIAL SERVICES - 1.9%
21,275	Bureau Veritas SA	509,817
2,250	Cintas Corp.	593,550
10,402	Edenred	507,466
194,280	G4S PLC	411,455
7,379	Intertek Group PLC	487,788
9,163	Randstad Holding NV	428,353
		2,938,429
	CONSTRUCTION MATERIALS - 1.4%
22,696	ACC Ltd.	483,066
39,969	James Hardie Industries PLC - ADR	607,252
10,314	LafargeHolcim Ltd.	487,529
2,326	Martin Marietta Materials, Inc.	590,269
		2,168,116
	CONSUMER PRODUCTS - 2.1%
16,817	Associated British Foods PLC	465,114
4,302	JM Smucker Co.	452,398
32,271	Natura Cosmeticos SA	519,341
58,030	Orkla ASA	532,235
107,590	Pioneer Foods Group Ltd.	747,559
417,884	Sime Darby Plantation Berhad *	494,843
		3,211,490

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	CONSUMER SERVICES - 0.3%
175,665	Kroton Educacional SA	$432,339

	CONTAINERS & PACKAGING - 1.7%
47,770	Amcor Ltd.	465,396
7,666	Ball Corp.	616,423
59,106	Brambles Ltd.	449,996
11,992	International Paper Co.	468,887
12,542	Sealed Air Corp.	499,422
		2,500,124
	DISTRIBUTORS - CONSUMER STAPLES - 0.4%
7,402	Sysco Corp.	550,191

	DISTRIBUTORS - DISCRETIONARY - 0.3%
19,528	Bunzl PLC	478,736

	ELECTRICAL EQUIPMENT - 3.1%
26,120	ABB Ltd.	494,972
4,848	Allegion PLC	466,717
5,958	AMETEK, Inc.	511,971
6,379	Eaton Corp PLC	514,913
12,793	Johnson Controls International PLC	546,133
8,939	Kone OYJ	517,799
25,310	Prysmian SpA	554,805
1,432	Roper Technologies, Inc.	525,200
2,354	Schindler Holding AG	537,676
		4,670,186
	ENGINEERING & CONSTRUCTION SERVICES - 1.6%
22,777	Boskalis Westminster	453,880
16,029	Fluor Corp.	283,232
6,271	Jacobs Engineering Group, Inc.	557,241
56,209	LendLease Group	646,076
5,054	Vinci SA	553,789
		2,494,218
	FOREST & PAPER PRODUCTS - 0.4%
19,920	UPM-Kymmene OYJ	537,893

	GAMING, LODGING & RESTAURANTS - 0.3%
9,101	Whitbread PLC	484,689

	HARDWARE - 1.7%
2,016	Arista Networks, Inc.*	456,866
19,274	Juniper Networks, Inc.	446,386
11,259	Seagate Technology PLC	565,314
52,368	Telefonaktiebolaget LM Ericsson	408,294

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	HARDWARE (continued) - 1.7%
11,825	Western Digital Corp.	$677,218
		2,554,078
	HEALTH CARE FACILITIES & SERVICES - 1.0%
6,191	AmerisourceBergen Corp.	509,334
9,479	DaVita, Inc. *	534,331
10,505	Ramsay Health Care Ltd.	464,583
		1,508,248
	HOME & OFFICE PRODUCTS - 2.6%
11,713	DR Horton, Inc.	579,442
1,110	Geberit AG	504,938
13,662	Leggett & Platt, Inc.	508,090
10,185	Lennar Corp. - Class A	519,435
3,582	Mohawk Industries, Inc. *	425,864
21,083	Persimmon PLC	488,485
3,176	Snap-on, Inc.	472,208
3,648	Stanley Black & Decker, Inc.	484,673
		3,983,135
	INDUSTRIAL SERVICES - 0.6%
16,337	Fastenal Co.	500,239
42,252	Rexel SA	449,015
		949,254
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
6,028	Intercontinental Exchange, Inc.	563,497
7,466	London Stock Exchange Group PLC	632,291
5,323	Nasdaq, Inc.	531,448
		1,727,236
	INSURANCE - 3.2%
4,894	Assurant, Inc.	601,962
5,002	Cincinnati Financial Corp.	562,675
126,896	Direct Line Insurance Group PLC	437,504
25,623	Gjensidige Forsikring ASA	495,085
92,616	Insurance Australia Group Ltd.	502,944
154,096	Legal & General Group PLC	412,114
62,229	QBE Insurance Group Ltd.	525,343
71,817	RSA Insurance Group PLC	457,778
11,139	Sampo OYJ	443,323
15,977	Unum Group	405,976
		4,844,704
	IRON & STEEL - 1.7%
19,015	Anglo American PLC	410,859
20,893	BHP Billiton PLC	451,132
85,166	Fortescue Metals Group Ltd.	459,045
9,428	Nucor Corp.	461,783
8,753	Rio Tinto PLC	442,330
69,889	Tata Steel Ltd.	337,566
		2,562,715

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	MACHINERY - 3.1%
23,520	Alfa Laval AB	$433,379
3,124	Deere & Co.	483,939
5,280	Dover Corp.	494,947
10,211	Flowserve Corp.	435,805
3,444	Illinois Tool Works, Inc.	516,118
40,011	IMI PLC	489,711
3,048	Parker-Hannifin Corp.	505,267
28,642	Sandvik AB	411,078
89,103	WEG SA	481,288
6,396	Xylem, Inc.	489,998
		4,741,530
	MEDIA - 0.3%
14,510	Ctrip.com International Ltd. - ADR *	469,834
95	Naspers Ltd.	21,609
		491,443

	MEDICAL EQUIPMENT & DEVICES - 4.7%
7,133	Agilent Technologies, Inc.	507,228
4,582	Coloplast A/S	546,814
16,245	Demant AS*	493,065
8,881	Dentsply Sirona, Inc.	463,144
2,688	Edwards Lifesciences Corp. *	596,306
4,138	Essilor International SA	611,774
1,909	IDEXX Laboratories, Inc. *	553,114
1,447	Illumina, Inc. *	407,099
993	Intuitive Surgical, Inc. *	507,761
560	Mettler-Toledo International, Inc.*	367,802
23,951	Smith & Nephew PLC	573,166
3,811	Varian Medical Systems, Inc.*	403,699
2,458	Waters Corp. *	520,826
4,419	Zimmer Biomet Holdings, Inc.	615,125
		7,166,923
	METALS & MINING - 2.5%
45,825	Antofagasta PLC	483,297
20,722	Boliden AB	458,526
45,201	Freeport-McMoRan, Inc.	415,397
46,052	Fresnillo PLC	415,249
190,879	Grupo Mexico SAB de CV	438,979
23,609	Newcrest Mining Ltd.	588,543
13,577	Newmont Mining Corp.	541,587
143,643	Norsk Hydro ASA	454,925
		3,796,503
	OIL, GAS & COAL - 7.7%
6,003,623	Adaro Energy Tbk PT *	476,142
17,647	Apache Corp.	380,646
22,320	Cabot Oil & Gas Corp.	382,118

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	OIL, GAS & COAL (continued) - 7.7%
31,903	Caltex Australia Ltd.	$515,012
8,284	ConocoPhillips	432,259
41,313	Cosan SA Industria e Comercio	500,991
18,078	Devon Energy Corp.	397,535
31,502	Eni SpA	474,581
5,580	EOG Resources, Inc.	413,980
34,341	EQT Corp.	349,248
22,386	Halliburton Co.	421,752
10,231	Helmerich & Payne, Inc.	384,583
24,460	Kinder Morgan, Inc.	495,804
11,330	Koninklijke Vopak NV	541,010
36,107	Marathon Oil Corp.	427,507
9,589	Marathon Petroleum Corp.	471,875
24,065	National Oilwell Varco, Inc.	491,648
23,854	Noble Energy, Inc.	538,623
12,395	Occidental Petroleum Corp.	538,935
7,514	ONEOK, Inc.	535,598
5,604	Phillips 66	552,723
3,369	Pioneer Natural Resources Co.	415,802
21,046	TechnipFMC PLC	522,783
6,121	Valero Energy Corp.	460,789
18,883	Williams Cos, Inc.	445,639
		11,567,583
	PASSENGER TRANSPORTATION - 0.9%
756,379	AirAsia Bhd	321,940
46,480	easyJet PLC	545,339
8,417	Ryanair Holdings PLC - ADR	482,294
		1,349,573
	REAL ESTATE - 7.2%
2,432	American Tower Corp.	559,822
10,393	Apartment Investment & Management Co.	530,043
2,497	AvalonBay Communities, Inc.	530,762
28,604	Ayala Corp.	508,259
506,140	Ayala Land, Inc.	459,884
3,842	Boston Properties, Inc.	493,390
76,022	British Land Co PLC	471,990
4,995	COVIVIO	532,472
3,850	Crown Castle International Corp.	558,904
1,028	Equinix, Inc.	571,856
6,665	Equity Residential	564,925
1,771	Essex Property Trust, Inc.	568,951
50,094	Goodman Group	490,062
120,486	GPT Group	518,724
147,349	Hammerson PLC	407,350
15,923	HCP, Inc.	552,687
49,303	Land Securities Group PLC	465,579

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	REAL ESTATE (continued) - 7.2%
15,485	Macerich Co.	$441,787
6,428	Prologis, Inc.	537,509
2,173	Public Storage	575,280
3,185	Simon Property Group, Inc.	474,374
		10,814,610
	RENEWABLE ENERGY - 0.3%
5,805	Vestas Wind Systems A/S	427,406

	RETAIL - CONSUMER STAPLES - 1.7%
1,967	Costco Wholesale Corp.	579,793
4,664	Dollar Tree, Inc. *	473,536
209,602	J Sainsbury PLC	500,573
204,948	Wm Morrison Supermarkets PLC	455,763
22,893	Woolworths Ltd.	582,571
		2,592,236
	RETAIL - DISCRETIONARY - 4.8%
3,411	Advance Auto Parts, Inc.	470,547
467	AutoZone, Inc. *	514,489
6,109	CarMax, Inc. *	508,758
5,030	Genuine Parts Co.	454,159
17,251	JD.com, Inc. - ADR *	526,156
197,551	Kingfisher PLC	467,823
11,007	Kohl's Corp.	520,191
5,185	Lowe's Cos, Inc.	581,757
195,667	Marks & Spencer Group PLC	458,119
7,173	Next PLC	518,548
1,388	O'Reilly Automotive, Inc. *	532,659
15,125	Pandora A/S	645,604
5,031	Ross Stores, Inc.	533,336
4,900	Tractor Supply Co.	499,212
		7,231,358
	SEMICONDUCTORS - 4.4%
4,699	Analog Devices, Inc.	516,091
2,575	ASML Holding NV	573,524
1,846	Broadcom Ltd.	521,753
4,447	KLA-Tencor Corp.	657,711
2,805	Lam Research Corp.	590,481
8,800	Maxim Integrated Products, Inc.	479,952
5,961	Microchip Technology, Inc.	514,613
14,082	Micron Technology, Inc. *	637,492
3,267	NVIDIA Corp.	547,255
5,335	NXP Semiconductors NV	544,917
31,121	STMicroelectronics NV - ADR ^	550,842
4,549	Xilinx, Inc.	473,369
		6,608,000

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	SOFTWARE - 2.0%
3,935	Atlassian Corp. PLC	$529,297
7,256	Cerner Corp.	500,011
51,963	Sage Group PLC	443,362
1,904	ServiceNow, Inc.*	498,543
43,906	Totvs SA	571,112
3,098	Veeva Systems, Inc.*	496,857
		3,039,182
	SPECIALTY FINANCE - 2.2%
4,262	Fidelity National Information Services, Inc.	580,570
5,717	Fiserv, Inc. *	611,376
1,792	FleetCor Technologies, Inc.*	534,733
16,274	Housing Development Finance Corp. Ltd.	493,741
4,055	Total System Services, Inc.	544,262
26,030	Western Union Co.	575,784
		3,340,466
	TECHNOLOGY SERVICES - 2.1%
8,111	Cognizant Technology Solutions Corp.	497,934
17,006	Experian PLC	521,497
46,361	Infosys Ltd.	529,070
6,045	Paychex, Inc.	493,877
15,459	Tata Consultancy Services Ltd.	489,181
3,604	Verisk Analytics, Inc.	582,190
		3,113,749
	TELECOMMUNICATIONS - 0.6%
28,820	Eutelsat Communications SA	502,096
54,792	Mobile TeleSystems PJSC - ADR	439,980
		942,076
	TRANSPORTATION & LOGISTICS - 4.1%
2,903	Aeroports de Paris	502,238
86,293	Babcock International Group PLC	527,142
6,229	CH Robinson Worldwide, Inc.	526,288
6,937	Expeditors International of Washington, Inc.	493,221
6,001	Fraport AG Frankfurt Airport Services Worldwide	502,122
30,820	Grupo Aeroportuario del Sureste SAB de CV	453,274
5,885	JB Hunt Transport Services, Inc.	635,815
4,377	Kansas City Southern	550,627
3,803	Kuehne + Nagel International AG	553,663
2,654	Norfolk Southern Corp.	461,929
198,601	Royal Mail PLC	498,487
3,099	Union Pacific Corp.	501,914
		6,206,720
	TRANSPORTATION EQUIPMENT - 0.6%
7,329	PACCAR, Inc.	480,489
32,779	Volvo AB	452,571
		933,060

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	UTILITIES - 5.8%
468,306	Aboitiz Equity Ventures, Inc.	$484,881
31,207	AES Corp.	478,403
37,050	AGL Energy Ltd.	473,288
17,479	CenterPoint Energy, Inc.	483,994
40,845	Cia de Saneamento Basico do Estado de Sao Paulo*	508,166
129,544	Cia Energetica de Minas Gerais	465,232
8,942	CMS Energy Corp.	563,793
6,720	Dominion Energy, Inc.	521,674
5,017	Entergy Corp.	566,118
6,755	Eversource Energy	541,278
12,044	FirstEnergy Corp.	554,024
17,813	NiSource, Inc.	526,374
258,492	NTPC Ltd.	440,368
102,782	Origin Energy Ltd.	528,373
5,358	Pinnacle West Capital Corp.	510,671
16,472	PPL Corp.	486,748
6,124	WEC Energy Group, Inc.	586,496
365	Xcel Energy, Inc.	23,440
		8,743,321
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
14,288	Pentair PLC	513,225

	TOTAL COMMON STOCKS (Cost $147,759,780)	147,935,617

	PREFERRED STOCK - 0.3%
	INTEGRATED OILS - 0.3%
67,465	Petroleo Brasileiro SA * (Cost $343,383)	414,860

	COLLATERAL FOR SECURITIES LOANED - 0.3% +
	STOCK LOAN CASH COLLATERAL - 0.3%
	Stock Loan Cash Collateral (Cost $496,375)	496,375

	TOTAL INVESTMENTS - 98.4% (Cost $148,599,538)	$148,846,852
	OTHER ASSETS LESS LIABILITIES - 1.6%	2,436,603
	NET ASSETS - 100.0%	$151,283,455

* Non-Income producing security.
+ Represents less than 1 share
^ Security was purchased with cash received as collateral for securities on loan at August 31, 2019. Total collateral had a value of $496,375 at August 31, 2019.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - ktiengesellschaft
NV - Naamloze vennootschap
OYJ - Osakeyhtiö
PLC - Public Limited Company
PT - Perseroan Terbatas
SA - Société anonyme
SAB de CV - Sociedad Anonima
SpA - Societa per azioni

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$147,935,617	$-	$-	$147,935,617
Preferred Stock	414,860	-	-	414,860
Stock Loan Cash Collateral	496,375	-	-	496,375
Total	$148,846,852	$-	$-	$148,846,852

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$148,872,004	$14,495,001	$(14,520,153)	$(25,152)

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares		Value
	COMMON STOCKS - 98.3%
	AEROSPACE & DEFENSE - 1.2%
5,624	AAR Corp.	$ 241,607
4,636	Aerojet Rocketdyne Holdings, Inc.*	242,138
3,116	Aerovironment, Inc.*	160,567
2,664	Axon Enterprise, Inc.*	159,760
3,713	Barnes Group, Inc.	166,528
2,280	Moog, Inc.	185,250
		1,155,850
	APPAREL & TEXTILE PRODUCTS - 0.8%
10,184	Crocs, Inc.*	227,103
2,584	Oxford Industries, Inc.	180,312
6,026	Steven Madden Ltd.	200,184
7,372	Wolverine World Wide, Inc.	191,303
		798,902
	ASSET MANAGEMENT - 1.6%
7,198	Artisan Partners Asset Management, Inc.	191,755
6,460	Blucora, Inc. *	145,867
3,821	Cohen & Steers, Inc.	206,067
6,079	Federated Investors, Inc.	194,771
9,491	Kennedy-Wilson Holdings, Inc.	199,121
5,275	Legg Mason, Inc.	194,067
3,479	Stifel Financial Corp.	185,848
11,510	Waddell & Reed Financial, Inc.	186,117
		1,503,613
	AUTOMOTIVE - 1.8%
16,340	American Axle & Manufacturing Holdings, Inc. *	103,596
6,375	Cooper Tire & Rubber Co.	149,749
4,636	Cooper-Standard Holdings, Inc. *	173,572
10,899	Dana, Inc.	138,744
2,345	Dorman Products, Inc. *	166,683
4,757	Gentherm, Inc.*	174,582
6,840	Methode Electronics, Inc.	217,102
4,484	Standard Motor Products, Inc.	198,686
18,392	Tenneco, Inc.	160,378
3,648	Visteon Corp. *	251,603
		1,734,695
	BANKING - 9.1%
5,244	Ameris Bancorp	184,536
5,717	Atlantic Union Bankshares Corp.	206,441
7,600	Axos Financial, Inc.*	196,916
7,068	BancorpSouth Bank	195,006
2,474	Bank of Hawaii Corp.	204,550
3,713	Banner Corp.	200,168
13,788	Brookline Bancorp, Inc.	193,584
15,046	Capitol Federal Financial, Inc.	202,670
5,665	Cathay General Bancorp	188,021

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	BANKING (continued) - 9.1%
2,660	City Holding Co.	$ 197,771
5,524	Columbia Banking System, Inc.	190,633
3,027	Community Bank System, Inc.	184,617
9,532	CVB Financial Corp.	196,073
19,608	First BanCorp/Puerto Rico	187,845
8,425	First Financial Bancorp	197,314
4,984	First Interstate BancSystem, Inc.	194,376
9,706	First Midwest Bancorp, Inc.	186,355
12,789	Fulton Financial Corp.	203,985
4,940	Glacier Bancorp, Inc.	196,069
5,676	Great Western Bancorp, Inc.	169,315
5,081	Hancock Whitney Corp.	178,394
9,667	Hilltop Holdings, Inc.	229,591
10,397	Home BancShares, Inc.	184,235
14,809	Hope Bancorp, Inc.	198,589
5,315	International Bancshares Corp.	189,161
4,912	LegacyTexas Financial Group, Inc.	198,445
5,602	NBT Bancorp, Inc.	195,902
11,693	Northwest Bancshares, Inc.	184,866
12,268	Old National Bancorp	206,102
8,436	Provident Financial Services, Inc.	200,861
5,525	Renasant Corp.	181,165
5,190	S&T Bancorp, Inc.	177,602
6,080	ServisFirst Bancshares, Inc.	184,832
8,339	Simmons First National Corp.	200,136
6,031	Southside Bancshares, Inc.	198,601
4,951	TCF Financial Corp.	190,911
3,282	Texas Capital Bancshares, Inc.	176,834
2,479	Tompkins Financial Corp.	196,089
7,129	Towne Bank/Portsmouth VA	187,279
6,091	Trustmark Corp.	199,054
7,089	United Community Banks, Inc.	187,220
18,939	Valley National Bancorp	199,049
5,919	Washington Federal, Inc.	210,716
5,212	WesBanco, Inc.	178,355
3,268	Westamerica Bancorporation	201,341
		8,711,575
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.1%
6,384	Aerie Pharmaceuticals, Inc.*	138,277
4,436	Cambrex Corp.*	265,849
13,148	Clovis Oncology, Inc.*	73,760
4,061	Emergent BioSolutions, Inc.*	177,872
2,280	Enanta Pharmaceuticals, Inc.*	160,854
11,903	Halozyme Therapeutics, Inc.*	196,638
14,038	Innoviva, Inc.*	162,700
2,432	Intercept Pharmaceuticals, Inc.*	156,086

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 4.1%
18,012	Ironwood Pharmaceuticals, Inc.*	$ 167,692
1,748	Ligand Pharmaceuticals, Inc.*	158,911
5,369	Medicines Co.*	225,283
16,112	Momenta Pharmaceuticals, Inc.*	203,495
4,447	Pacira Pharmaceuticals, Inc.*	165,606
6,536	Phibro Animal Health Corp.	134,968
7,220	Portola Pharmaceuticals, Inc.*	209,813
6,269	Prestige Consumer Healthcare, Inc.*	199,856
14,288	Puma Biotechnology, Inc.*	153,596
1,900	Spark Therapeutics, Inc.*	185,079
24,016	Spectrum Pharmaceuticals, Inc.*	176,277
6,384	Supernus Pharmaceuticals, Inc.*	172,560
11,932	Theravance Biopharma, Inc.*	262,862
2,997	Ultragenyx Pharmaceutical, Inc.*	163,247
		3,911,281
	CHEMICALS - 3.0%
1,953	Balchem Corp.	173,407
4,286	Cabot Corp.	171,440
8,588	GCP Applied Technologies, Inc. *	150,719
4,408	HB Fuller Co.	187,825
2,289	Innospec, Inc.	190,399
13,243	Kronos Worldwide, Inc.	145,011
2,918	Materion Corp.	171,695
3,648	Minerals Technologies, Inc.	175,834
6,753	PolyOne Corp.	216,164
981	Quaker Chemical Corp.	155,842
2,681	Sensient Technologies Corp.	175,123
2,254	Stepan Co.	215,009
4,864	Trinseo SA	170,678
9,139	Univar, Inc. *	176,840
3,865	Versum Materials, Inc.	200,980
1,216	WD-40 Co.	221,677
		2,898,643
	COMMERCIAL SERVICES - 2.5%
5,016	ABM Industries, Inc.	186,896
3,709	AMN Healthcare Services, Inc.*	216,606
4,234	Brady Corp.	199,887
2,339	Corvel Corp.*	197,014
2,318	FTI Consulting, Inc. *	250,669
6,536	Healthcare Services Group, Inc.	147,387
6,232	HMS Holdings Corp. *	227,655
4,940	Korn/Ferry International	193,055
3,319	Sotheby's	191,672
2,817	TriNet Group, Inc. *	189,105
1,158	UniFirst Corp.	226,864
2,950	Viad Corp.	190,659
		2,417,469

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	CONSTRUCTION MATERIALS - 1.1%
2,202	Eagle Materials, Inc.	$ 185,386
8,005	Louisiana-Pacific Corp.	192,440
3,019	Simpson Manufacturing Co,. Inc.	193,820
11,450	Summit Materials, Inc.*	240,221
5,395	Universal Forest Products, Inc.	210,945
		1,022,812
	CONSUMER PRODUCTS - 3.4%
9,424	B&G Foods, Inc.	159,548
4,864	Cal-Maine Foods, Inc.	197,187
7,274	Central Garden & Pet Co. *	192,179
652	Coca-Cola Bottling Co. Consolidated	219,470
9,349	Darling Ingredients, Inc. *	173,891
7,068	Edgewell Personal Care Co.	196,773
5,092	Energizer Holdings, Inc.	196,042
7,220	Fresh Del Monte Produce, Inc.	188,009
9,576	Hain Celestial Group, Inc.*	182,423
1,431	Helen of Troy Ltd.*	219,673
2,888	Inter Parfums, Inc.	185,670
1,209	J&J Snack Foods Corp.	233,410
4,028	Nu Skin Enterprises, Inc.	163,617
8,903	Revlon, Inc. * ^	147,167
1,509	Sanderson Farms, Inc.	225,777
5,343	Tootsie Roll Industries, Inc.	195,981
3,572	Treehouse Foods, Inc*	180,922
		3,257,739
	CONSUMER SERVICES - 1.0%
5,244	2U, Inc. *	93,763
3,192	Aaron's, Inc.	204,639
4,213	Adtalem Global Education, Inc. *	179,979
5,776	Matthews International Corp.	169,295
1,527	Medifast, Inc.	152,639
1,080	Strategic Education, Inc.	182,768
		983,083
	CONTAINERS & PACKAGING - 0.6%
6,308	Greif, Inc.	221,979
11,628	Owens-Illinois, Inc.	118,257
6,677	Silgan Holdings, Inc.	198,708
		538,944
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.6%
8,208	Benchmark Electronics, Inc.	217,348
3,795	Fabrinet*	191,610
3,572	Plexus Corp.*	204,354
		613,312
	DISTRIBUTORS - CONSUMER STAPLES - 0.4%
7,144	Andersons, Inc.	163,740
1,975	Calavo Growers, Inc.	175,084
		338,824

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	DISTRIBUTORS - DISCRETIONARY - 0.6%
2,812	ePlus, Inc.*	$ 229,797
7,068	G-III Apparel Group Ltd. *	144,965
3,496	Insight Enterprises, Inc.*	168,018
		542,780
	ELECTRICAL EQUIPMENT - 1.9%
4,104	AAON, Inc.	196,869
3,724	Advanced Energy Industries, Inc.	192,307
3,485	Badger Meter, Inc.	179,756
3,312	Belden, Inc.	151,060
2,852	Generac Holdings, Inc. *	222,427
3,190	Itron, Inc. *	221,546
1,731	OSI Systems, Inc. *	181,772
6,156	SPX Corp.	233,620
2,156	Watts Water Technologies, Inc.	197,554
		1,776,911
	ENGINEERING & CONSTRUCTION SERVICES - 1.6%
3,811	Comfort Systems USA, Inc.	147,333
3,477	Dycom Industries, Inc. *	154,727
3,409	Exponent, Inc.	241,664
4,316	Granite Construction, Inc.	122,747
3,618	Installed Building Products, Inc.*	205,900
7,972	KBR, Inc.	203,445
4,071	MasTec, Inc. *	255,944
2,514	TopBuild Corp. *	232,847
		1,564,607
	FOREST & PAPER PRODUCTS - 0.2%
3,062	Neenah Paper, Inc.	195,294

	GAMING, LODGING & RESTAURANTS - 1.4%
4,243	Cheesecake Factory, Inc.	161,192
2,051	Dine Brands Global, Inc.	144,698
11,476	Extended Stay America, Inc.	161,238
2,304	Jack in the Box, Inc.	196,577
4,484	Papa John's International, Inc. ^	223,124
2,931	Shake Shack, Inc.*	290,638
2,118	Wingstop, Inc.	212,160
		1,389,627
	HARDWARE - 3.0%
22,040	3D Systems Corp. *	154,280
3,094	Cubic Corp.	214,321
44,080	Fitbit, Inc. *	136,207
3,040	InterDigital, Inc.	149,477
11,682	Knowles Corp. *	236,911
4,028	Lumentum Holdings, Inc. *	224,601
2,812	Mercury Systems, Inc.*	240,792
6,368	NCR Corp.*	200,656
7,524	NetGear, Inc. *	261,233

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	HARDWARE (continued) - 3.0%
8,056	NetScout Systems, Inc. *	$ 178,440
48,412	Pitney Bowes, Inc.	172,347
5,168	Plantronics, Inc.	160,570
20,216	TTM Technologies, Inc.*	215,503
14,381	Viavi Solutions, Inc. *	199,752
6,287	Vicor Corp.*	191,691
		2,936,781
	HEALTHCARE FACILITIES - SERVICES - 1.8%
5,700	Acadia Healthcare Co., Inc. *	150,822
28,742	Brookdale Senior Living, Inc. *	235,110
3,461	Ensign Group, Inc.	172,704
1,748	LHC Group, Inc.*	207,138
2,964	Magellan Health, Inc. *	186,762
8,056	MEDNAX, Inc.*	169,820
12,598	Select Medical Holdings Corp. *	204,340
9,576	Tenet Healthcare Corp. *	207,320
1,637	US Physical Therapy, Inc.	218,572
		1,752,588
	HOME & OFFICE PRODUCTS - 3.0%
2,508	American Woodmark Corp.*	206,584
2,004	Armstrong World Industries, Inc.	191,322
1,231	Cavco Industries, Inc.*	225,852
5,240	Herman Miller, Inc.	221,547
5,527	HNI Corp.	172,387
2,128	iRobot Corp.*	131,532
7,949	KB Home	223,287
2,726	LGI Homes, Inc.*	222,196
6,027	MDC Holdings, Inc.	233,064
3,850	Meritage Homes Corp.*	251,559
9,942	Taylor Morrison Home Corp.*	237,216
2,628	Tempur Sealy International, Inc.*	202,671
16,872	TRI Pointe Group, Inc.*	236,208
9,956	Tupperware Brands Corp.	129,528
		2,884,953
	INDUSTRIAL SERVICES - 0.8%
3,336	Anixter International, Inc. *	200,060
3,409	Applied Industrial Technologies, Inc.	182,007
3,333	Kaman Corp.	194,614
3,952	WESCO International, Inc. *	178,156
		754,837
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
4,233	Houlihan Lokey, Inc.	187,014

	INSURANCE - 3.2%
7,242	American Equity Investment Life Holding Co.	156,065
3,116	Amerisafe, Inc.	214,069
2,725	Argo Group International Holdings Ltd.	179,087

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	INSURANCE (continued) - 3.2%
12,268	CNO Financial Grooup, Inc.	$ 177,641
2,385	eHealth, Inc.*	198,694
4,607	Employers Holdings, Inc.	198,700
3,051	FBL Financial Group	165,456
53,808	Genworth Financial, Inc.*	238,369
4,715	Horace Mann Educators Corp.	206,847
3,235	Mercury General Corp.	173,073
8,165	National General Holdings Corp.	192,531
5,450	ProAssurance Corp.	212,932
2,194	RLI Corp.	200,905
2,044	Safety Insurance Group, Inc.	197,123
4,052	United Fire Group, Inc.	182,988
7,068	Universal Insurance Holdings, Inc.	176,700
		3,071,180
	IRON & STEEL - 0.9%
7,785	Allegheny Technologies, Inc.	154,299
4,189	Carpenter Technology Corp.	203,753
19,439	Cleveland-Cliffs, Inc. *	154,346
11,617	Commercial Metals Co.	182,038
5,119	Worthington Industries, Inc.	177,629
		872,065
	LEISURE PRODUCTS - 0.5%
10,713	Callaway Golf Co.	190,263
2,437	Fox Factory Holding Corp.*	175,561
3,366	Thor Industries, Inc.	154,533
		520,357
	MACHINERY - 2.9%
8,208	Actuant Corp.	182,300
1,976	Alamo Group, Inc.	225,620
2,432	Albany International Corp.	199,959
7,528	Federal Signal Corp.	223,657
4,256	Franklin Electric Co., Inc.	195,138
4,832	Hillenbrand, Inc.	132,590
1,655	John Bean Technologies Corp.	169,340
5,646	Kennametal, Inc.	168,759
19,489	Mueller Water Products, Inc.	203,855
2,432	Regal Beloit Corp.	172,429
6,691	Rexnord Corp. *	175,170
4,939	SPX Flow, Inc.*	166,494
3,203	Tennant Co.	219,053
6,135	Terex Corp.	152,332
12,345	Welbilt, Inc. *	194,310
		2,781,006
	MANUFACTURED GOODS - 1.9%
4,441	AZZ, Inc.	183,280
2,812	Chart Industries, Inc.*	176,706
3,003	EnPro Industries, Inc.	187,027

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	MANUFACTURED GOODS (continued) - 1.9%
4,951	Gibraltar Industries, Inc. *	$ 199,377
6,992	Mueller Industries, Inc.	184,309
1,798	Proto Labs, Inc. *	170,343
5,776	Raven Industries, Inc.	168,486
1,208	RBC Bearings, Inc. *	192,712
3,924	Timken Co.	157,666
1,596	Valmont Industries, Inc.	216,258
		1,836,164
	MEDIA - 1.2%
39,748	Clear Channel Outdoor Holdings, Inc.*	103,345
13,224	EW Scripps Co.	163,449
4,321	John Wiley & Sons, Inc.	192,285
3,886	Shutterfly, Inc. *	197,720
4,940	Shutterstock, Inc.*	173,443
4,788	Stamps.com, Inc. *	308,156
		1,138,398
	MEDICAL EQUIPMENT & DEVICES - 3.0%
4,712	Avanos Medical, Inc. *	156,344
3,952	BioTelemetry, Inc.*	156,697
2,567	Cantel Medical Corp.	235,984
6,463	CryoLife, Inc.	173,208
3,572	Genomic Health, Inc. *	273,830
2,736	Inogen, Inc. *	126,868
2,291	Integer Holdings Corp.*	165,868
9,424	Luminex Corp.	193,192
3,268	Merit Medical Systems, Inc. *	113,661
8,360	Myriad Genetics, Inc. *	196,711
7,731	Natus Medical, Inc. *	213,994
3,257	Neogen Corp. *	229,684
3,431	NuVasive, Inc. *	217,937
2,353	Repligen Corp.*	218,382
6,764	Varex Imaging Corp. *	178,231
		2,850,591
	METALS & MINING - 0.9%
3,637	Compass Minerals International, Inc.	180,868
3,648	Encore Wire Corp.	196,956
7,331	Harsco Corp.	131,225
107,312	Hecla Mining Co.	191,015
2,052	Kaiser Aluminum Corp.	181,458
		881,522
	OIL, GAS & COAL - 5.6%
11,628	Alliance Resource Partners LP	179,885
20,416	Archrock, Inc.	198,239
30,932	Callon Petroleum Co. *	127,131
19,988	Carrizo Oil & Gas, Inc. *	165,701
5,570	Crestwood Equity Partners LP	203,639
23,256	Diamond Offshore Drilling, Inc. ^	150,931

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	OIL, GAS & COAL (continued) - 5.6%
4,408	Dril-Quip, Inc. *	$ 202,107
26,524	Enerplus Corp.	173,202
20,064	EnLink Midstream LLC	159,308
36,100	Frank's International NV	157,035
41,116	Gulfport Energy Corp. *	98,678
7,036	Holly Energy Partners LP	189,620
30,945	Kosmos Energy Ltd. *	195,572
23,456	McDermott International, Inc. * ^	110,712
12,388	MRC Global, Inc. *	155,717
2,356	Murphy USA, Inc. *	210,626
71,288	Nabors Industries Ltd.	119,764
13,962	NGL Energy Partners LP	188,347
14,110	NOW, Inc. *	167,768
32,814	Oasis Petroleum, Inc. *	102,380
10,231	Oceaneering International, Inc.	132,594
11,095	Oil States International, Inc .*	153,000
16,492	Patterson-UTI Energy, Inc.	142,656
5,624	PDC Energy, Inc.*	179,124
32,300	QEP Resources, Inc.	114,988
16,720	SemGroup Corp.	147,805
16,720	SM Energy Co.	158,506
62,700	Southwestern Energy Co.*	99,066
6,319	Sunoco LP	198,227
15,960	US Silica Holdings, Inc.	162,313
25,384	Valaris PLC*	118,289
6,688	Viper Energy Partners LP	193,751
11,248	Whiting Petroleum Corp. *	74,574
5,772	World Fuel Services Corp.	221,645
		5,352,900
	PASSENGER TRANSPORTATION - 0.6%
1,444	Allegiant Travel Co.	205,034
7,871	Hawaiian Holdings, Inc.	192,131
3,377	SkyWest, Inc.	193,367
		590,532
	REAL ESTATE - 7.5%
7,122	Acadia Realty Trust	194,787
2,834	Agree Realty Corp.	211,671
8,334	Alexander & Baldwin, Inc.	190,765
4,245	American Assets Trust, Inc.	198,921
12,632	Brandywine Realty Trust	181,269
8,240	CareTrust REIT, Inc.	196,030
6,821	Chesapeake Lodging Trust	175,641
8,708	Columbia Property Trust, Inc.	186,264
8,742	CoreCivic, Inc.	148,177
7,122	Corporate Office Properties Trust	205,755
19,304	DiamondRock Hospitality Co.	182,809
6,732	Four Corners Property Trust, Inc.	191,795

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	REAL ESTATE (continued) - 7.5%
8,893	GEO Group, Inc.	$ 152,604
6,178	Getty Realty Corp.	196,213
17,176	Independence Realty Trust, Inc.	238,918
12,497	Kite Realty Group Trust	178,582
20,898	Lexington Realty Trust	217,130
4,203	LTC Properties, Inc.	205,106
8,204	Mack-Cali Realty Corp.	167,115
7,524	Office Properties Income Trust	203,976
7,380	Outfront Media, Inc.	202,802
11,020	Physicians Realty Trust	190,866
9,511	Piedmont Office Realty Trust, Inc.	187,747
5,015	PotlatchDeltic Corp.	192,977
4,321	QTS Realty Trust, Inc.	211,988
11,465	Retail Opportunity Investments Corp.	200,752
4,809	Rexford Industrial Realty, Inc.	212,510
10,966	RLJ Lodging Trust	177,759
3,540	Saul Centers, Inc.	177,814
24,168	Senior Housing Properties Trust	205,186
6,259	STAG Industrial, Inc.	182,012
17,337	Summit Hotel Properties, Inc.	193,481
12,236	Tanger Factory Outlet Centers, Inc. ^	173,017
4,712	Taubman Centers, Inc.	184,004
18,128	Uniti Group, Inc.	133,966
10,500	Urban Edge Properties	183,855
7,014	Washington Real Estate Investment Trust	185,801
9,332	Xenia Hotels & Resorts, Inc.	188,600
		7,208,665
	RECREATION FACILITIES & SERVICES - 0.2%
6,485	SeaWorld Entertainment, Inc.	188,130

	RENEWABLE ENERGY - 0.2%
3,040	EnerSys	170,240

	RETAIL - CONSUMER STAPLES - 0.8%
6,840	Big Lots, Inc.	155,610
3,800	PriceSmart, Inc.	229,634
10,488	Sprouts Farmers Market, Inc. *	188,260
5,396	Weis Markets, Inc.	206,289
		779,793
	RETAIL - DISCRETIONARY - 3.2%
2,395	Asbury Automotive Group, Inc.*	225,849
12,821	Builders FirstSource, Inc. *	249,368
10,488	Caleres, Inc.	211,333
2,095	Children's Place, Inc.	182,789
10,640	Designer Brands, Inc.	175,454
5,646	Dicks Sporting Goods, Inc.	192,190
3,268	Dillard's, Inc.	191,243

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	RETAIL - DISCRETIONARY (continued) - 3.2%
2,513	Group 1 Automotive, Inc.	$ 187,771
6,124	La-Z Boy, Inc.	195,172
1,643	Lithia Motors, Inc.	215,348
21,660	Michaels Cos., Inc.*	122,812
2,243	Monro, Inc.	174,326
28,196	Party City Holdco, Inc. *	132,521
1,748	RH *	250,401
13,376	Sally Beauty Holdings, Inc. *	163,588
5,016	Sleep Number Corp.*	209,869
		3,080,034
	SEMICONDUCTORS - 3.7%
27,892	Amkor Technology, Inc. *	244,055
5,055	Brooks Automation, Inc.	168,483
1,759	Cabot Microelectronics Corp.	219,259
4,658	Cirrus Logic, Inc. *	249,855
1,455	Coherent, Inc. *	210,917
5,852	Diodes, Inc.*	213,891
5,364	II-VI, Inc. *	201,204
3,913	Inphi Corp. *	239,436
418	KLA-Tencor Corp.	61,748
8,871	Kulicke & Soffa Industries, Inc.	184,783
8,588	MaxLinear, Inc. *	170,214
2,640	Power Integrations, Inc.	235,013
16,776	Rambus, Inc. *	210,371
4,256	Semtech Corp. *	178,624
4,646	Silicon Motion Technology Corp. - ADR	149,926
6,992	Synaptics, Inc. *	223,884
12,388	Vishay Intertechnology, Inc.	196,102
10,184	Xperi Corp.	186,571
		3,544,336
	SOFTWARE - 3.9%
6,004	ACI Worldwide, Inc. *	178,799
17,480	Allscripts Healthcare Solutions, Inc. *	158,718
2,497	Blackbaud, Inc.	227,152
4,061	Bottomline Technologies de, Inc. *	167,476
10,868	Box, Inc. *	158,999
4,028	CommVault Systems, Inc. *	174,694
3,637	Cornerstone OnDemand, Inc. *	189,742
4,050	Ebix, Inc.	143,451
2,831	Envestnet, Inc. *	161,962
23,484	Evolent Health, Inc. *	161,335
13,528	FireEye, Inc. *	181,681
13,938	Inovalon Holdings, Inc. *	235,831
2,834	Manhattan Associates, Inc.*	234,173
1,368	MicroStrategy, Inc. *	196,021
10,170	NextGen Healthcare, Inc.*	144,516

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	SOFTWARE (continued) - 3.9%
2,120	Omnicell, Inc. *	$ 152,216
4,819	Progress Software Corp.	182,062
2,244	Qualys, Inc. *	178,667
3,648	SPS commerce, Inc.*	184,370
27,740	TiVo Corp.	208,882
3,534	Verint Systems, Inc. *	188,327
		3,809,074
	SPECIALTY FINANCE - 2.9%
9,771	Aircastle Ltd.	213,496
10,624	Apollo Commercial Real Estate Finance, Inc.	197,075
7,296	Cardtronics PLC *	216,107
4,799	Deluxe Corp.	221,138
6,059	Flagstar Bancorp, Inc.	220,245
2,531	GATX Corp.	187,851
4,104	Green Dot Corp. *	125,500
11,948	Invesco Mortgage Capital, Inc.	179,578
26,980	Mr. Cooper Group, Inc.*	237,694
3,375	Nelnet, Inc.	226,294
6,845	PRA Group, Inc. *	233,688
4,593	Stewart Information Services Corp.	164,521
3,705	Walker & Dunlop, Inc.	206,961
1,254	World Acceptance Corp.*	166,657
		2,796,805
	TECHNOLOGY SERVICES - 1.9%
4,592	CoreLogic, Inc.*	222,253
4,038	CSG Systems International, Inc.	217,567
2,939	ExlService Holdings, Inc. *	198,970
3,876	LiveRamp Holdings, Inc.*	164,187
3,037	ManTech International Corp.	213,440
5,700	Perficient, Inc.	209,988
7,036	Sykes Enterprises, Inc.*	204,044
4,297	TTEC Holdings, Inc.	201,572
4,560	Virtusa Corp.*	164,798
		1,796,819
	TELECOMMUNICATIONS - 1.0%
8,284	8x8, Inc. *	201,384
3,305	ATN International, Inc.	187,790
3,263	Cogen Communications Holdings, Inc.	198,684
8,512	Iridium Communications, Inc.*	205,820
16,934	Vonage Holdings Corp.*	223,867
		1,017,545
	TRANSPORTATION & LOGISTICS - 1.8%
3,420	Forward Air Corp.	213,066
11,248	Heartland Express, Inc.	231,371
4,864	Hub Group, Inc. *	209,444
11,606	Marten Transport Ltd.	228,290
5,450	Matson, Inc.	193,638

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	TRANSPORTATION & LOGISTICS (continued)- 1.8%
6,460	Mobile Mini, Inc.	$ 201,940
3,257	Saia, Inc.*	278,604
6,536	Werner Enterprises, Inc.	213,596
		1,769,949
	TRANSPORTATION EQUIPMENT - 0.5%
6,916	Greenbrier Co., Inc.	161,074
5,782	Navistar International Corp.*	132,986
9,273	Trinity Industries, Inc.	161,999
		456,059
	UTILITIES - 3.3%
2,725	American States Water Co.	252,144
3,952	California Water Service Group	223,051
11,564	Clearway Energy, Inc.	204,683
2,989	El Paso Electric Co.	199,366
2,784	MGE Energy, Inc.	211,166
3,968	NextEra Energy Partners LP	203,360
2,877	Northwest Natural Gas Co.	205,303
2,725	NorthWestern Corp.	197,399
3,113	Ormat Technologies, Inc.	231,202
3,744	Otter Tail Corp.	189,521
8,296	Pattern Energy Group, Inc.	225,236
3,776	PNM Resources, Inc.	192,614
5,745	South Jersey Industries, Inc.	185,793
7,936	Suburban Propane Partners LP	185,067
14,070	TerraForm Power, Inc. *	238,627
		3,144,532

	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.0%
2,747	Clean Harbors, Inc. *	202,042
10,857	Covanta Holding Corp.	186,740
2,553	ESCO Technologies, Inc.	194,360
2,623	Tetra Tech, Inc.	212,778
3,113	US Ecology, Inc.	188,554
		984,474

	TOTAL COMMON STOCKS (Cost $98,488,683)	94,513,304

	COLLATERAL FOR SECURITIES LOANED - 0.6% +
	STOCK LOAN CASH COLLATERAL - 0.6%
	Stock Loan Cash Collateral (Cost $536,796)	536,796

	TOTAL INVESTMENTS - 98.9% (Cost $99,025,479)	$ 95,050,100
	OTHER ASSETS LESS LIABILITIES - 1.1%	1,099,213
	NET ASSETS - 100.0%	$ 96,149,313
* Non - Income producing security
^ All or a portion of this security is segregated as collateral for the Line of Credit as of August 31, 2019. The amount of pledged securities collateral amounted to $524,854, with a total market value of $536,796.
ADR - American Depositary Receipt
NV - Naamloze vennootschap
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$94,513,304	$-	$-	$94,513,304
Stock Loan Cash Collateral	536,796			536,796
Total	$95,050,100	$-	$-	$95,050,100

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*See Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$99,332,515	$6,732,782	$(11,015,197)	$(4,282,415)

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 97.4%
	AEROSPACE & DEFENSE - 0.2%
20,000	Harris Corp.	3.832	4/27/2025	$21,462
100,000	L3 Technologies, Inc.	4.950	2/15/2021	103,098
100,000	L3 Technologies, Inc.	3.850	12/15/2026	103,692
				228,252
	APPAREL & TEXTILE PRODUCTS - 0.9%
1,127,000	VF Corp.	3.500	9/1/2021	1,155,139

	AUTO PARTS MANUFACTURING - 0.9%
1,127,000	Aptiv PLC	4.250	1/15/2026	1,211,912

	BANKS - 0.2%
269,000	People's United Financial, Inc.	3.650	12/6/2022	278,542

	BIOTECHNOLOGY - 1.6%
943,000	Celgene Corp.	3.950	10/15/2020	961,619
876,000	Celgene Corp.	3.625	5/15/2024	928,420
125,000	Celgene Corp.	3.875	8/15/2025	135,662
				2,025,701
	CHEMICALS - 1.2%
250,000	LyondellBasell Industries NV	6.000	11/15/2021	267,791
275,000	LyondellBasell Industries NV	5.750	4/15/2024	312,050
916,000	PPG Industries, Inc.	3.600	11/15/2020	933,061
				1,512,902
	CONSUMER FINANCE - 0.6%
480,000	Fidelity National Information Services, Inc.	4.500	10/15/2022	511,784
275,000	Fiserv, Inc.	3.500	10/1/2022	287,190
				798,974
	CONSUMER SERVICES - 0.5%
58,000	Block Financial LLC	5.500	11/1/2022	62,154

	CONTAINERS & PACKAGING - 1.1%
275,000	International Paper Co.	3.650	6/15/2024	291,930
1,038,000	International Paper Co.	3.000	2/15/2027	1,133,075
				1,425,005
	DEPARTMENT STORES - 0.1%
100,000	Kohl's Corp.	4.250	7/17/2025	105,439

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.8%
1,012,000	Amphenol Corp.	4.000	2/1/2022	1,050,448
1,127,000	Roper Technologies, Inc.	3.800	12/15/2026	1,222,372
				2,272,820

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	EXPLORATION & PRODUCTION - 7.6%
1,103,000	Apache Corp.	4.375	10/15/2028	$1,132,405
1,114,000	ConocoPhillips Co.	2.400	12/15/2022	1,126,499
1,137,000	ConocoPhillips Co.	3.350	11/15/2024	1,205,288
100,000	EOG Resources, Inc.	2.450	4/1/2020	100,150
1,037,000	EOG Resources, Inc.	2.625	3/15/2023	1,060,311
204,000	EOG Resources, Inc.	4.150	1/15/2026	227,771
1,127,000	Noble Energy, Inc.	3.900	11/15/2024	1,181,744
1,127,000	Occidental Petroleum Corp.	4.100	2/1/2021	1,151,267
100,000	Occidental Petroleum Corp.	2.600	4/15/2022	100,473
1,137,000	Occidental Petroleum Corp.	2.700	2/15/2023	1,140,560
1,157,000	Occidental Petroleum Corp.	3.400	4/15/2026	1,175,987
				9,602,455
	FINANCIAL SERVICES - 3.6%
200,000	Brookfield Finance, Inc.	4.850	3/29/2029	227,026
1,127,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,219,689
1,127,000	Invesco Finance PLC	4.000	1/30/2024	1,200,350
662,000	Nasdaq, Inc.	4.250	6/1/2024	721,435
1,124,000	Nasdaq, Inc.	3.850	6/30/2026	1,220,279
				4,588,779
	FOOD & BEVERAGE - 4.4%
100,000	JM Smucker Co.	2.500	3/15/2020	100,155
100,000	JM Smucker Co.	3.500	3/15/2025	105,179
1,127,000	JM Smucker Co.	3.500	10/15/2021	1,159,649
1,127,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	1,172,364
1,127,000	Keurig Dr Pepper, Inc.	3.430	6/15/2027	1,172,900
735,000	Mead Johnson Nutrition Co.	4.900	11/1/2019	737,816
1,014,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	1,118,335
				5,566,398
	HEALTHCARE FACILITIES & SERVICES - 4.5%
989,000	AmerisourceBergen Corp.	3.500	11/15/2021	1,013,105
1,037,000	AmerisourceBergen Corp.	3.400	5/15/2024	1,077,941
1,127,000	AmerisourceBergen Corp.	3.250	3/1/2025	1,168,212
1,089,000	Express Scripts Holding Co.	3.900	2/15/2022	1,135,360
125,000	Express Scripts Holding Co.	4.500	2/25/2026	138,314
1,157,000	Express Scripts Holding Co.	3.400	3/1/2027	1,205,500
				5,738,432
	HOME IMPROVEMENT- 0.9%
1,127,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	1,153,346

	INDUSTRIAL OTHER - 0.9%
1,127,000	Fluor Corp.	3.500	12/15/2024	1,140,496

	LIFE INSURANCE - 1.8%
1,127,000	Torchmark Corp.	4.550	9/15/2028	1,275,459
943,000	Unum Group	5.625	9/15/2020	974,970
				2,250,429

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MACHINERY MANUFACTURING - 3.6%
1,012,000	Dover Corp.	4.300	3/1/2021	$1,036,984
1,127,000	Illinois Tool Works, Inc.	2.650	11/15/2026	1,173,696
1,127,000	John Deere Capital Corp.	3.050	1/6/2028	1,199,113
1,037,000	Parker-Hannifin Corp.	3.300	11/21/2024	1,091,126
20,000	Pentair Finance SA	2.650	12/1/2019	19,996
				4,520,915
	MASS MERCHANTS - 0.1%
192,000	Costco Wholesale Corporation	1.700	12/15/2019	191,737

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.2%
142,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	142,704
125,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	131,693
				274,397
	METALS & MINING - 0.5%
638,000	Newmont Mining Corp.	5.125	10/1/2019	639,200

	OIL & GAS SERVICES & EQUIPMENT - 2.7%
1,117,000	Baker Hughes	3.337	12/15/2027	1,146,436
1,137,000	Halliburton Co.	3.800	11/15/2025	1,206,149
1,137,000	National Oilwell Varco, Inc.	2.600	12/1/2022	1,138,314
				3,490,899
	PHARMACEUTICALS - 0.7%
853,000	Zoetis, Inc.	3.900	8/20/2028	946,267

	PIPELINE - 3.5%
65,000	Kinder Morgan Energy Partners LP	6.850	2/15/2020	66,250
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	144,157
100,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	104,383
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	41,902
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	135,754
1,037,000	ONEOK Partners LP	4.900	3/15/2025	1,134,300
759,000	Williams Partners LP	5.250	3/15/2020	770,391
623,000	Williams Partners LP	3.350	8/15/2022	638,908
125,000	Williams Partners LP	4.300	3/4/2024	133,488
1,127,000	Williams Partners LP	3.900	1/15/2025	1,186,691
145,000	Williams Partners LP	4.000	9/15/2025	154,706
				4,510,930
	RAILROAD - 5.5%
360,000	Norfolk Southern Corp.	3.250	12/1/2021	367,954
1,127,000	Norfolk Southern Corp.	3.000	4/1/2022	1,151,296
117,000	Norfolk Southern Corp.	3.850	1/15/2024	125,136
1,127,000	Norfolk Southern Corp.	2.900	6/15/2026	1,166,831

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RAILROAD (continued) - 5.5%
1,112,000	Union Pacific Corp.	4.000	2/1/2021	$1,137,767
1,127,000	Union Pacific Corp.	3.646	2/15/2024	1,195,862
195,000	Union Pacific Corp.	3.750	3/15/2024	207,659
125,000	Union Pacific Corp.	2.750	3/1/2026	129,080
183,000	Union Pacific Corp.	3.000	4/15/2027	191,086
1,127,000	Union Pacific Corp.	3.950	9/10/2028	1,268,227
				6,940,898
	REAL ESTATE - 18.9%
480,000	American Tower Corp.	3.125	1/15/2027	496,643
989,000	AvalonBay Communities, Inc.	2.950	9/15/2022	1,017,058
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	41,199
748,000	Boston Properties LP	5.625	11/15/2020	773,222
1,112,000	Boston Properties LP	4.125	5/15/2021	1,146,368
1,127,000	Boston Properties LP	2.750	10/1/2026	1,145,876
1,012,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	1,067,485
100,000	Crown Castle International Corp.	5.250	1/15/2023	109,466
924,000	ERP Operating LP	4.625	12/15/2021	972,773
927,000	ERP Operating LP	3.000	4/15/2023	960,412
15,000	HCP, Inc.	4.000	12/1/2022	15,846
1,127,000	Kimco Realty Corp.	3.400	11/1/2022	1,167,651
100,000	Kimco Realty Corp.	2.700	3/1/2024	101,753
1,012,000	Prologis LP	3.750	11/1/2025	1,111,851
1,012,000	Prologis LP	4.250	8/15/2023	1,095,362
999,000	Realty Income Corp.	3.000	1/15/2027	1,040,525
100,000	Simon Property Group LP	4.375	3/1/2021	102,932
1,127,000	Simon Property Group LP	2.500	7/15/2021	1,136,737
1,084,000	Simon Property Group LP	4.125	12/1/2021	1,128,944
230,000	Simon Property Group LP	2.750	2/1/2023	235,610
1,127,000	Simon Property Group LP	3.750	2/1/2024	1,206,943
1,089,000	Ventas Realty LP	4.250	3/1/2022	1,140,128
1,012,000	Ventas Realty LP	3.750	5/1/2024	1,074,254
1,127,000	Ventas Realty LP	3.500	2/1/2025	1,186,529
10,000	Ventas Realty LP	4.125	1/15/2026	10,844
1,127,000	Ventas Realty LP	3.250	10/15/2026	1,166,080
966,000	Welltower, Inc.	4.950	1/15/2021	996,528
1,012,000	Welltower, Inc.	4.500	1/15/2024	1,095,983
1,127,000	Welltower, Inc.	4.000	6/1/2025	1,211,266
				23,956,268
	REFINING & MARKETING - 2.7%
1,037,000	Marathon Petroleum Corp.	3.625	9/15/2024	1,089,110
1,112,000	Phillips 66	4.300	4/1/2022	1,175,709
1,127,000	Valero Energy Corp.	3.400	9/15/2026	1,167,392
				3,432,211

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - CONSUMER DISCRETIONARY - 10.1%
855,000	AutoZone, Inc.	4.000	11/15/2020	$870,655
150,000	AutoZone, Inc.	2.500	4/15/2021	150,976
1,037,000	AutoZone, Inc.	3.125	7/15/2023	1,067,229
1,087,000	AutoZone, Inc.	3.125	4/21/2026	1,135,189
423,000	AutoZone, Inc.	3.750	6/1/2027	456,597
1,089,000	Lowe's Companies, Inc.	4.625	4/15/2020	1,092,297
1,127,000	Lowe's Companies, Inc.	3.750	4/15/2021	1,154,088
1,127,000	Lowe's Companies, Inc.	3.800	11/15/2021	1,163,189
1,012,000	Lowe's Companies, Inc.	3.120	4/15/2022	1,037,868
1,127,000	Lowe's Companies, Inc.	3.125	9/15/2024	1,171,785
145,000	Lowe's Companies, Inc.	3.375	9/15/2025	153,071
1,107,000	Lowe's Companies, Inc.	2.500	4/15/2026	1,115,574
920,000	Lowe's Companies, Inc.	3.100	5/3/2027	961,774
1,127,000	O'Reilly Automotive, Inc.	4.875	1/14/2021	1,160,180
				12,690,472
	RETAIL - CONSUMER STAPLES - 3.7%
1,127,000	Sysco Corp.	2.600	6/12/2022	1,141,557
1,012,000	Sysco Corp.	3.750	10/1/2025	1,087,619
1,132,000	Sysco Corp.	3.300	7/15/2026	1,191,573
1,127,000	Sysco Corp.	3.250	7/15/2027	1,190,387
				4,611,136
	SEMICONDUCTORS - 3.1%
1,127,000	Analog Devices, Inc.	3.900	12/15/2025	1,214,707
1,009,000	Broadcom Corp.	2.375	1/15/2020	1,008,642
450,000	Broadcom Corp.	3.875	1/15/2027	450,613
1,127,000	Lam Research Corp.	3.800	3/15/2025	1,207,409
				3,881,371
	UTILITIES - 9.3%
851,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	873,303
503,000	Consolidated Edison Co.	4.000	12/1/2028	572,460
100,000	Dominion Energy, Inc. +	2.579	7/1/2020	100,185
1,037,000	Dominion Energy, Inc.	3.900	10/1/2025	1,118,618
70,000	Kentucky Utilities Co.	3.300	10/1/2025	73,726
1,127,000	NiSource Finance Corp.	3.490	5/15/2027	1,195,898
1,089,000	NSTAR Electric Co.	2.375	10/15/2022	1,101,657
1,127,000	PPL Capital Funding, Inc.	4.200	6/15/2022	1,183,215
1,127,000	PPL Capital Funding, Inc.	3.500	12/1/2022	1,170,025
897,000	PPL Electric Utilities Corp.	3.000	9/15/2021	913,033
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	10,099
1,127,000	Public Service Co of Colorado	3.200	11/15/2020	1,135,957

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019

Principal Amount ($)	UTILITIES (continued) - 9.3%	Coupon Rate (%)	Maturity	Value
1,127,000	Virginia Electric & Power Co.	2.750	3/15/2023	$1,152,561
1,037,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,112,760
				11,713,497

	TOTAL CORPORATE BONDS (Cost $118,354,280)			122,917,373

	TOTAL INVESTMENTS - 97.4% (Cost - $118,354,280)			$122,917,373
	OTHER ASSETS LESS LIABILITIES - 2.6%			3,338,104
	NET ASSETS - 100.0%			$126,255,477

NV - Naamloze vennootschap
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Société Anonyme
+ Step Coupon; the interest rate shown is the rate in effect as of August 31, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$122,917,373	$-	$122,917,373
Total	$-	$122,917,373	$-	$122,917,373

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*See Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$118,354,280	$4,563,607	$(514)	$4,563,093

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares		Value
	COMMON STOCKS - 99.0%
	AEROSPACE & DEFENSE - 0.7%
2,534	Harris Corp.	$ 535,713

	AUTOMOTIVE - 1.9%
5,902	Aptiv PLC	490,869
4,169	Tesla, Inc. * ^	940,568
		1,431,437
	BANKING - 0.3%
1,090	SVB Financial Group *	212,136

	BIOTECHNOLOGY & PHARMACEUTICAL - 4.8%
4,813	Alexion Pharmaceuticals, Inc. *	484,958
2,579	Regeneron Pharmaceuticals, Inc. *	748,039
5,977	Vertex Pharmaceuticals, Inc. *	1,075,980
10,336	Zoetis, Inc.	1,306,677
		3,615,654
	CHEMICALS - 0.3%
2,241	International Flavors & Fragrances, Inc.	245,950

	COMMERCIAL SERVICES - 2.5%
2,151	Cintas Corp.	567,434
6,273	Ecolab, Inc.	1,294,183
		1,861,617
	CONSTRUCTION MATERIALS - 1.0%
1,320	Martin Marietta Materials, Inc.	334,976
2,751	Vulcan Materials Co.	388,579
		723,555
	CONSUMER PRODUCTS - 1.6%
27,720	Keurig Dr Pepper, Inc.	756,202
2,848	McCormick & Co., Inc.	463,854
		1,220,056
	CONTAINERS & PACKAGING - 0.7%
8,881	International Paper Co.	347,247
5,777	WestRock Co.	197,458
		544,705
	DISTRIBUTORS - CONSUMER STAPLES - 1.1%
10,843	Sysco Corp.	805,960

	ELECTRICAL EQUIPMENT - 9.2%
4,785	AMETEK, Inc.	411,175
6,735	Amphenol Corp.	589,582
9,371	Eaton Corp PLC	756,427

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 9.2%
13,585	Emerson Electric Co.	$ 809,530
7,352	Fortive Corp.	521,257
14,782	Honeywell International, Inc.	2,433,413
19,087	Johnson Controls International PLC	814,824
6,766	TE Connectivity Ltd.	617,195
		6,953,403
	HARDWARE - 1.7%
4,291	Garmin Ltd.	350,017
5,549	NetApp, Inc.	266,685
6,342	Seagate Technology PLC	318,432
6,423	Western Digital Corp.	367,845
		1,302,979
	HEALTHCARE FACILITIES & SERVICES - 2.2%
4,573	AmerisourceBergen Corp.	376,221
9,149	Centene Corp. *	426,526
3,143	Henry Schein, Inc. *	193,672
4,314	IQVIA Holdings, Inc. *	669,317
		1,665,736
	HOME & OFFICE PRODUCTS - 0.6%
3,279	Stanley Black & Decker, Inc.	435,648

	INDUSTRIAL SERVICES - 0.2%
1,522	United Rentals, Inc. *	171,316

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
3,396	Nasdaq, Inc.	339,057

	INSURANCE - 1.1%
15,996	Aflac, Inc.	802,679

	IRON & STEEL - 0.4%
6,747	Nucor Corp.	330,468

	MACHINERY - 6.2%
12,569	Caterpillar, Inc.	1,495,711
6,692	Deere & Co.	1,036,658
3,120	Dover Corp.	292,469
7,084	Illinois Tool Works, Inc.	1,061,608
2,922	Parker-Hannifin Corp.	484,380
3,809	Xylem, Inc.	291,807
		4,662,633

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 6.5%
7,039	Agilent Technologies, Inc.	$ 500,543
1,547	Align Technology, Inc. *	283,271
17,765	Danaher Corp.	2,524,229
3,442	Illumina, Inc. *	968,372
4,602	Zimmer Biomet Holdings, Inc.	640,598
		4,917,013
	METALS & MINING - 0.7%
13,527	Newmont Goldcorp Corp.	539,592

	OIL, GAS & COAL - 5.1%
5,828	Cheniere Energy, Inc. *	347,990
26,244	ConocoPhillips	1,369,412
20,920	Halliburton Co.	394,133
3,666	Pioneer Natural Resources Co.	452,458
32,379	Schlumberger Ltd.	1,050,051
9,763	TechnipFMC PLC	242,513
		3,856,557
	REAL ESTATE - 10.6%
9,721	American Tower Corp.	2,237,677
9,268	Crown Castle International Corp.	1,345,436
1,841	Equinix, Inc.	1,024,111
8,064	Equity Residential	683,505
13,318	Prologis, Inc.	1,113,651
6,711	Realty Income Corp.	495,339
7,204	Simon Property Group, Inc.	1,072,964
		7,972,683
	RETAIL - DISCRETIONARY - 2.6%
17,655	Lowe's Cos, Inc.	1,980,891

	SEMICONDUCTORS - 8.7%
23,540	Advanced Micro Devices, Inc. *	740,333
7,864	Analog Devices, Inc.	863,703
22,660	Applied Materials, Inc.	1,088,133
20,075	Micron Technology, Inc. *	908,795
13,783	NVIDIA Corp.	2,308,790
6,150	Xilinx, Inc.	639,969
		6,549,723
	SOFTWARE - 2.6%
2,891	Citrix Systems, Inc. *	268,805
1,996	Palo Alto Networks, Inc. *	406,426
3,167	Synopsys, Inc. *	449,112
4,555	Workday, Inc. *	807,510
		1,931,853
	SPECIALTY FINANCE - 1.2%
8,364	Fiserv, Inc. *	894,446

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019
Shares		Value
	TECHNOLOGY SERVICES - 4.2%
12,696	Cognizant Technology Solutions Corp.	$ 779,407
2,596	Equifax, Inc.	380,002
1,923	Gartner, Inc. *	257,047
8,342	IHS Markit Ltd.*	547,319
7,623	Paychex, Inc.	622,799
3,410	Verisk Analytics, Inc.	550,851
		3,137,425
	TRANSPORTATION & LOGISTICS - 5.1%
16,948	CSX Corp.	1,135,855
2,640	JB Hunt Transport Services, Inc.	285,226
15,027	Union Pacific Corp.	2,433,773
		3,854,854
	TRANSPORTATION EQUIPMENT - 0.6%
7,386	PACCAR, Inc.	484,226

	UTILITIES - 12.0%
5,016	Alliant Energy Corp.	263,089
10,519	American Electric Power Co., Inc.	958,807
3,787	American Water Works Co., Inc.	482,161
10,867	CenterPoint Energy, Inc.	300,907
6,968	Consolidated Edison, Inc.	619,455
17,125	Dominion Energy, Inc.	1,329,414
3,960	DTE Energy Co.	513,454
4,069	Entergy Corp.	459,146
6,768	Eversource Energy	542,320
10,230	NextEra Energy, Inc.	2,241,188
11,047	Public Service Enterprise Group, Inc.	668,012
6,827	WEC Energy Group, Inc.	653,822
		9,031,775
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 2.1%
6,552	Pentair PLC	584,766
8,708	Waste Management, Inc.	1,039,300
		1,624,066

	TOTAL COMMON STOCKS (Cost $70,899,599)	74,635,806

	COLLATERAL FOR SECURITIES LOANED - 1.1% +
	STOCK LOAN CASH COLLATERAL - 1.1%
	Stock Loan Cash Collateral (Cost $836,755)	836,755

	TOTAL INVESTMENTS - 100.1% (Cost $71,736,354)	75,472,561
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(120,633)
	NET ASSETS - 100.0%	$ 75,351,928

* Non-Income producing security.
^ All or a portion of this security is segregated as collateral for the Line of Credit as of August 31, 2019. The amount of pledged securities collateral amounted to $836,755, with a total market value of $820,327.
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$75,472,561	$-	$-	$75,472,561
Stock Loan Cash Collateral	836,755			836,755
Total	$76,309,316	$-	$-	$76,309,316

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*See Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$71,652,372	$6,935,544	$(3,115,355)	$3,820,189

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/29/19

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/29/19